SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 334,697	$ 431,404	$ 116,586
Automobile sales
Disaggregation of Revenue [Line Items]
Total revenues	332,634	420,005	88,227
Financing income
Disaggregation of Revenue [Line Items]
Total revenues		2,317	26,426
Others
Disaggregation of Revenue [Line Items]
Total revenues	$ 2,063	$ 9,082	$ 1,933